Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K (the PvP Rule), we provide the following disclosure regarding executive “compensation actually paid” (CAP), calculated in accordance with SEC rules, and certain Company performance for the fiscal years listed below.

This disclosure was prepared in accordance with the requirements of the PvP Rule and does not necessarily reflect the value actually realized by our executives, how our executives’ compensation relates to Company performance, or how the MD&C Committee evaluates compensation decisions in light of Company or individual performance. For example, the MD&C Committee does not use CAP as a basis for making compensation decisions, nor does it use net income (as reflected below) for purposes of determining our executives’ incentive compensation. Please refer to our Compensation Discussion and Analysis for a complete description of how executive compensation relates to Company performance and how the MD&C Committee makes its compensation decisions.

The information provided under this Pay versus Performance section will not be deemed to be incorporated by reference into any filing made by the Company under the Securities Act or the Exchange Act, except to the extent the Company specifically incorporates it by reference.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2)(4) ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return(5) ($)	Net Income(6) (in millions) ($)	Free Cash Flow(7) (in millions) ($)
2025	13,202,517	20,245,175	4,614,322	5,537,888	196.81	295.11	1,434	1,000
2024	11,440,709	6,216,553	4,099,763	1,549,100	176.45	280.73	804	841
2023	13,763,441	3,438,692	5,142,656	1,481,677	265.09	285.07	2,855	965
2022	13,802,119	37,002,785	5,258,220	12,358,523	336.57	272.74	3,674	2,458
2021	15,040,707	27,948,348	5,318,503	9,347,083	190.76	170.92	973	1,823

(1)
The dollar amounts reported in these columns are the amounts of total compensation reported for the PEO and the average of the amounts reported for the Company’s non-PEO NEOs as a group, respectively, for each corresponding year in the “Total” column of the Summary Compensation Table (SCT). John J. Christmann IV was the PEO for all years reported, and the Non-PEO NEOS were as follows:

Year	Non-PEO NEOs
2025	Stephen J. Riney, Ben C. Rodgers, Tracey K. Henderson, Kimberly O. Warnica, and D. Clay Bretches
2024	Stephen J. Riney, D. Clay Bretches, Tracey K. Henderson, Mark D. Maddox, P. Anthony Lannie, and David A. Pursell
2023	Stephen J. Riney, David A. Pursell, D. Clay Bretches, and Tracey K. Henderson
2022–2021	Stephen J. Riney, P. Anthony Lannie, David A. Pursell, and D. Clay Bretches

(2)
The dollar amounts reported in these columns represent the amount of CAP to the PEO and the non-PEO NEOs as a group, respectively, as computed in accordance with the PvP Rule. The dollar amounts do not reflect the actual amount of compensation earned by or paid to these individuals during the applicable year. In accordance with the requirements of the PvP Rule, the adjustments in the tables in the following footnotes below were made to the total compensation of the PEO and the average compensation paid to the non-PEO NEOs as a group, as reported in the SCT for the most recent year, and the addition (or subtraction, as applicable) of the amounts shown in the table for equity award adjustments, as required by the PvP Rule, to determine the CAP. Similar adjustments were made for prior years shown in the table above. No pension benefit adjustments were made, as the Company does not have any defined benefit or actuarial pension plans applicable to our U.S. employees, including our NEOs. The grant date fair value of equity awards represents the total (or average, as applicable) of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
(3)
Adjustments made to the total compensation of the PEO for the most recent year were as follows:

Calculation of CAP for PEO		2025
	Reported SCT total ($)	13,202,517
–	Reported value of equity awards ($)	(7,916,432)
+	Fair value as of the end of the covered fiscal year of equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year ($)	10,844,889
+	Change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year ($)	630,848
+	Fair value as of vesting date of equity awards granted and vested in the covered fiscal year ($)	—
+	Change as of the vesting date (from the end of the prior fiscal year) in fair value of equity awards granted in prior fiscal years that vested in the covered fiscal year ($)	2,469,489
–	Fair value at the end of the prior fiscal year of equity awards granted in prior fiscal years that failed to meet applicable vesting conditions in the covered fiscal year ($)	—
+	Value of dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in total compensation for the covered fiscal year ($)	1,013,864
= CAP*		20,245,175

* Individual amounts above and the totals are rounded to the nearest dollar.

(4)
Adjustments made to the average compensation of the non-PEO NEOs as a group for the most recent year were as follows:

Calculation of Average CAP for Non-PEO NEOs as a Group		2025
	Reported SCT total ($)	4,614,322
–	Reported value of equity awards ($)	(2,323,564)
+	Fair value as of the end of the covered fiscal year of equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year ($)	2,596,380
+	Change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year ($)	139,012
+	Fair value as of vesting date of equity awards granted and vested in the covered fiscal year ($)	—
+	Change as of the vesting date (from the end of the prior fiscal year) in fair value of equity awards granted in prior fiscal years that vested in the covered fiscal year ($)	498,314
–	Fair value at the end of the prior fiscal year of equity awards granted in prior fiscal years that failed to meet applicable vesting conditions in the covered fiscal year ($)	(225,713)
+	Value of dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in total compensation for the covered fiscal year ($)	239,137
= CAP*		5,537,888

* Individual amounts above and the totals are rounded to the nearest dollar.

(5)
Represents the weighted peer group cumulative TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Dow Jones U.S. Exploration & Production Index, which is the same published industry index the Company uses for purposes of Item 201(e)(1)(ii) of Regulation S-K.
(6)
The dollar amounts reported represent the amount of net income previously disclosed in the Company’s audited GAAP financial statements for the applicable year, as required by Regulation S-X.
(7)
Free Cash Flow for purposes of this Pay versus Performance table is calculated by taking cash flows from operations before changes in operating assets and liabilities, including Sinopec’s noncontrolling interest, and subtracts upstream capital investment and distributions to Sinopec’s noncontrolling interest. This is a different formulation of Free Cash Flow as compared to what is used in the Company’s goal metrics, as described in the Compensation Discussion and Analysis section.

Company Selected Measure Name	Free Cash Flow
Named Executive Officers, Footnote
(1)
The dollar amounts reported in these columns are the amounts of total compensation reported for the PEO and the average of the amounts reported for the Company’s non-PEO NEOs as a group, respectively, for each corresponding year in the “Total” column of the Summary Compensation Table (SCT). John J. Christmann IV was the PEO for all years reported, and the Non-PEO NEOS were as follows:

Year	Non-PEO NEOs
2025	Stephen J. Riney, Ben C. Rodgers, Tracey K. Henderson, Kimberly O. Warnica, and D. Clay Bretches
2024	Stephen J. Riney, D. Clay Bretches, Tracey K. Henderson, Mark D. Maddox, P. Anthony Lannie, and David A. Pursell
2023	Stephen J. Riney, David A. Pursell, D. Clay Bretches, and Tracey K. Henderson
2022–2021	Stephen J. Riney, P. Anthony Lannie, David A. Pursell, and D. Clay Bretches

Peer Group Issuers, Footnote
(5)
Represents the weighted peer group cumulative TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Dow Jones U.S. Exploration & Production Index, which is the same published industry index the Company uses for purposes of Item 201(e)(1)(ii) of Regulation S-K.

PEO Total Compensation Amount	$ 13,202,517	$ 11,440,709	$ 13,763,441	$ 13,802,119	$ 15,040,707
PEO Actually Paid Compensation Amount	$ 20,245,175	6,216,553	3,438,692	37,002,785	27,948,348
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in these columns represent the amount of CAP to the PEO and the non-PEO NEOs as a group, respectively, as computed in accordance with the PvP Rule. The dollar amounts do not reflect the actual amount of compensation earned by or paid to these individuals during the applicable year. In accordance with the requirements of the PvP Rule, the adjustments in the tables in the following footnotes below were made to the total compensation of the PEO and the average compensation paid to the non-PEO NEOs as a group, as reported in the SCT for the most recent year, and the addition (or subtraction, as applicable) of the amounts shown in the table for equity award adjustments, as required by the PvP Rule, to determine the CAP. Similar adjustments were made for prior years shown in the table above. No pension benefit adjustments were made, as the Company does not have any defined benefit or actuarial pension plans applicable to our U.S. employees, including our NEOs. The grant date fair value of equity awards represents the total (or average, as applicable) of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
(3)
Adjustments made to the total compensation of the PEO for the most recent year were as follows:

Calculation of CAP for PEO		2025
	Reported SCT total ($)	13,202,517
–	Reported value of equity awards ($)	(7,916,432)
+	Fair value as of the end of the covered fiscal year of equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year ($)	10,844,889
+	Change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year ($)	630,848
+	Fair value as of vesting date of equity awards granted and vested in the covered fiscal year ($)	—
+	Change as of the vesting date (from the end of the prior fiscal year) in fair value of equity awards granted in prior fiscal years that vested in the covered fiscal year ($)	2,469,489
–	Fair value at the end of the prior fiscal year of equity awards granted in prior fiscal years that failed to meet applicable vesting conditions in the covered fiscal year ($)	—
+	Value of dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in total compensation for the covered fiscal year ($)	1,013,864
= CAP*		20,245,175

* Individual amounts above and the totals are rounded to the nearest dollar.

Non-PEO NEO Average Total Compensation Amount	$ 4,614,322	4,099,763	5,142,656	5,258,220	5,318,503
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,537,888	1,549,100	1,481,677	12,358,523	9,347,083
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Adjustments made to the average compensation of the non-PEO NEOs as a group for the most recent year were as follows:

Calculation of Average CAP for Non-PEO NEOs as a Group		2025
	Reported SCT total ($)	4,614,322
–	Reported value of equity awards ($)	(2,323,564)
+	Fair value as of the end of the covered fiscal year of equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year ($)	2,596,380
+	Change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year ($)	139,012
+	Fair value as of vesting date of equity awards granted and vested in the covered fiscal year ($)	—
+	Change as of the vesting date (from the end of the prior fiscal year) in fair value of equity awards granted in prior fiscal years that vested in the covered fiscal year ($)	498,314
–	Fair value at the end of the prior fiscal year of equity awards granted in prior fiscal years that failed to meet applicable vesting conditions in the covered fiscal year ($)	(225,713)
+	Value of dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in total compensation for the covered fiscal year ($)	239,137
= CAP*		5,537,888

* Individual amounts above and the totals are rounded to the nearest dollar.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Financial Performance Measures

In our assessment, the most important financial performance measures used to link CAP (as calculated in accordance with the SEC rules) to our NEOs in 2025 to our performance were:

•
Free Cash Flow
•
Cash Return on Invested Capital
•
Development Capital Expenditures
•
Lifting + Workover Costs

Total Shareholder Return Amount	$ 196.81	176.45	265.09	336.57	190.76
Peer Group Total Shareholder Return Amount	295.11	280.73	285.07	272.74	170.92
Net Income (Loss)	$ 1,434,000,000	$ 804,000,000	$ 2,855,000,000	$ 3,674,000,000	$ 973,000,000
Company Selected Measure Amount	1,000,000,000	841,000,000	965,000,000	2,458,000,000	1,823,000,000
PEO Name	John J. Christmann IV
Measure:: 1
Pay vs Performance Disclosure
Name	Free Cash Flow
Non-GAAP Measure Description
(7)
Free Cash Flow for purposes of this Pay versus Performance table is calculated by taking cash flows from operations before changes in operating assets and liabilities, including Sinopec’s noncontrolling interest, and subtracts upstream capital investment and distributions to Sinopec’s noncontrolling interest. This is a different formulation of Free Cash Flow as compared to what is used in the Company’s goal metrics, as described in the Compensation Discussion and Analysis section.

Measure:: 2
Pay vs Performance Disclosure
Name	Cash Return on Invested Capital
Measure:: 3
Pay vs Performance Disclosure
Name	Development Capital Expenditures
Measure:: 4
Pay vs Performance Disclosure
Name	Lifting + Workover Costs
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,916,432)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,844,889
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	630,848
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,469,489
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,013,864
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,323,564)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,596,380
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	139,012
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	498,314
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(225,713)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 239,137